Leases - Supplemental information, operating leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	€ 3,647	€ 3,722
Weighted average remaining lease term	13 years 4 months 24 days	14 years 4 months 24 days
Weighted average discount rate	3.40%	3.40%